Financial Instruments - Summary of the covenant requirements and the Company's performance (Details) - Revolving Credit Facility Term Loan And Notes [Member]	Dec. 31, 2024
Top Of Range [Member] | Requirement [Member]
Disclosure of covenant requirements and the Company's performance [Line Items]
Senior secured net funded debt to EBITDA ratio	2.5
Net funded debt to EBITDA ratio	4
Top Of Range [Member] | 2024 Performance [Member]
Disclosure of covenant requirements and the Company's performance [Line Items]
Senior secured net funded debt to EBITDA ratio	0.2
Net funded debt to EBITDA ratio	1.5
Top Of Range [Member] | 2023 Performance [Member]
Disclosure of covenant requirements and the Company's performance [Line Items]
Senior secured net funded debt to EBITDA ratio	0.7
Net funded debt to EBITDA ratio	2.3
Bottom Of Range [Member] | Requirement [Member]
Disclosure of covenant requirements and the Company's performance [Line Items]
Interest coverage ratio	2.5
Bottom Of Range [Member] | 2024 Performance [Member]
Disclosure of covenant requirements and the Company's performance [Line Items]
Interest coverage ratio	4.5
Bottom Of Range [Member] | 2023 Performance [Member]
Disclosure of covenant requirements and the Company's performance [Line Items]
Interest coverage ratio	4.2